Financial Assets and Financial Liabilities (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Financial Assets and Financial Liabilities (Details) [Line Items]
Unlisted investment (in Dollars) | $		$ 1,000
Supplier transactions (in Yuan Renminbi) | ¥			¥ 210,887		¥ 52,385
Supplier payments (in Yuan Renminbi) | ¥	¥ 118,118		¥ 96,703		¥ 89,967
Supplier accounted purchase percentage	41.00%	41.00%	63.60%	63.60%
Supplier accounted payments percentage	76.70%	76.70%	77.70%	77.70%	85.70%
Level 2 of fair value hierarchy [member]
Financial Assets and Financial Liabilities (Details) [Line Items]
Unlisted investment (in Dollars) | $				$ 1,000
Largest Customer [Member] | Trade Receivables [Member]
Financial Assets and Financial Liabilities (Details) [Line Items]
Trade receivables	52.00%	52.00%	17.00%	17.00%
Five Largest Customers [Member] | Trade Receivables [Member]
Financial Assets and Financial Liabilities (Details) [Line Items]
Trade receivables	74.00%	74.00%	47.00%	47.00%